SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 4,559	$ 4,085	$ 2,911
Provisions charged to expense	342	1,840	1,355
Amounts written off	(2,791)	(1,922)	(152)
Other, including fluctuations in foreign exchange rates	0	121	(29)
Allowance for credit losses, end of year	2,110	4,559	$ 4,085
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13 [Member]
Cumulative Effect, Period of Adoption, Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 0	435	$ 0
Allowance for credit losses, end of year		$ 0	$ 435